T. ROWE PRICE Target 2025 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 49.8%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  91,783 16,246 17,602 17,606,590 81,695
New Income Fund  67,658 7,858 9,412 7,795,739 62,990
International Bond Fund (USD
Hedged)  23,973 4,086 3,119 2,779,321 22,207
Emerging Markets Bond Fund  15,636 4,368 2,642 1,991,292 16,986
Dynamic Global Bond Fund  18,593 3,810 3,550 1,961,956 16,637
High Yield Fund  14,622 3,089 2,017 2,671,471 15,120
U.S. Treasury Long-Term Index
Fund  13,763 4,433 2,529 1,812,542 14,645
Floating Rate Fund  10,356 1,086 4,200 812,488 7,434
Total Bond Mutual Funds (Cost $268,298) 237,714
EQUITY MUTUAL FUNDS 46.4%
T. Rowe Price Funds:
Value Fund  47,098 6,926 12,359 967,549 37,183
Growth Stock Fund (2) 34,622 7,786 5,746 514,690 34,520
Equity Index 500 Fund  33,547 8,282 15,791 207,995 21,763
Overseas Stock Fund  18,989 4,351 3,785 1,680,619 19,293
International Value Equity Fund  20,019 2,311 5,398 1,128,320 16,586
International Stock Fund  16,875 2,038 2,939 931,049 16,098
Real Assets Fund  10,085 3,364 1,764 792,592 10,946
U.S. Large-Cap Core Fund  4,912 7,441 1,156 366,791 10,828
Mid-Cap Growth Fund  8,946 1,037 1,189 94,537 8,938
Mid-Cap Value Fund  9,811 1,763 2,072 280,891 8,592
U.S. Equity Research Fund  7,067 2,054 1,109 208,542 7,868
Emerging Markets Discovery
Stock Fund  7,024 1,537 1,067 579,592 7,222
Small-Cap Stock Fund  5,938 1,042 787 111,821 6,203
Emerging Markets Stock Fund  6,742 688 778 175,747 6,153
Small-Cap Value Fund  6,352 712 1,515 103,025 5,345
New Horizons Fund (2) 3,594 488 640 73,138 3,718
Total Equity Mutual Funds (Cost $195,925) 221,256
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  71 11,641 11,654 580 58
Total Other Mutual Funds (Cost $58) 58

T. ROWE PRICE Target 2025 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.8%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 7,032 32,804 21,640 18,195,742 18,196
Total Short-Term Investments (Cost $18,196) 18,196
Total Investments in Securities 100.0%
(Cost $482,477) $ 477,224
Other Assets Less Liabilities (0.0)% (176)
Net Assets 100.0% $ 477,048
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments
.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 1,849 $ (2,216) $ 466
Emerging Markets Bond Fund  (591) (376) 757
Emerging Markets Discovery Stock Fund  (185) (272) 257
Emerging Markets Stock Fund  (7) (499) 126
Equity Index 500 Fund  3,503 (4,275) 330
Floating Rate Fund  (236) 192 434
Growth Stock Fund  (35) (2,142) —
High Yield Fund  (225) (574) 750
International Bond Fund (USD Hedged)  1,346 (2,733) 399
International Stock Fund  (243) 124 251
International Value Equity Fund  (34) (346) 661
Limited Duration Inflation Focused Bond Fund  (270) (8,732) 5,701
Mid-Cap Growth Fund  67 144 27
Mid-Cap Value Fund  1,047 (910) 135
New Horizons Fund  (17) 276 —
New Income Fund  (1,248) (3,114) 1,601
Overseas Stock Fund  (276) (262) 590
Real Assets Fund  (48) (739) 299
Small-Cap Stock Fund  157 10 48
Small-Cap Value Fund  221 (204) 61
Transition Fund  52 — 10
U.S. Equity Research Fund  (129) (144) 101
U.S. Large-Cap Core Fund  286 (369) 95
U.S. Treasury Long-Term Index Fund  (754) (1,022) 333
Value Fund  2,224 (4,482) 770
U.S. Treasury Money Fund, 4.61% — — 362
Totals $ 6,454# $ (32,665) $ 14,564+
# Capital gain distributions from underlying Price funds represented $10,440 of the net realized gain (loss).
+ Investment income comprised $14,564 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2025 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2025 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F186-054Q3 02/23